Expense Example, No Redemption - JPMorgan Flexible Debt ETF - JPMorgan Flexible Debt ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	279
Expense Example, No Redemption, 10 Years	$ 703